Condensed Consolidated Statements of Income (Parenthetical)	Jun. 30, 2017	Feb. 10, 2017	Jun. 30, 2016
2012 Senior Unsecured Bonds [Member]
Interest rate on bond	9.00%	9.00%	9.00%